Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
(2)	Supplemental Cash Flow Information
The following table includes the Company’s supplemental cash flow information for the years ended December 31, 2010, 2009 and 2008 (amounts in thousands):

	2010	2009	2008
Cash paid for interest	$34,034	$28,833	$29,621

Cash paid for income taxes	$25,435	$16,434	$76,519

Details of business acquisitions:
Fair value of assets	$515,767	$1,247	$8,589
Fair value of liabilities	(228,417)	—	(179)

Cash paid	287,350	1,247	8,410
Less cash acquired	(11,273)	—	—

Net cash paid for acquisitions	$276,077	$1,247	$8,410

Details of proceeds from sale of businesses:
Book value of assets	$4,236	$5,632	$297,321
Book value of liabilities	81	—	(118,894)
Receivable due from sale	(150)	—	—
Investment retained	—	—	(48,571)
Liability retained	—	—	2,900
Gain on sale of business	1,083	2,084	40,946

Cash received	5,250	7,716	173,702
Less cash sold	—	—	(18,390)

Net cash proceeds from sale of businesses	$5,250	$7,716	$155,312

Non-cash investing activity:
Long term payable on vessel construction	$—	$5,000	$—

Additional consideration payable on acquisitions	$—	$484	$—

Non-cash financing activity:

Share settlement for employee tax liability	$3,093	$—	$—